Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
We use a variety of performance measures to determine the amount and type of incentive compensation awarded to our executives in order to align executive compensation with performance. We also consider a variety of matters in determining the types of compensation that we award to our executives with a view to the impact of our compensation program on the long-term performance of the company.
The following table has been prepared in accordance with 402(v) of Regulation S-K and only considers the impact of three performance measures on the compensation that the SEC considers to have been actually paid to our named executive officers and is only a one-year snap shot of the relationship between pay and performance of the company. As a result, an assessment of the alignment of the pay of our President and Chief Executive Officer (PEO) and our other named executive officers (NEOs) with performance considered by our compensation committee differs from that we are required to present in the tables and graphs below in accordance with SEC rules.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of $100 Initial Fixed Investment Based on TSR		Net Income (millions)	Adjusted EPS – AWR Consolidated(4)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2022	$3,483,194	$3,896,729	$709,380	$782,979	112.32	123.66	$78.4	$2.23
2021	$4,542,428	$5,214,978	$877,912	$847,883	123.32	144.50	$94.3	$2.48
2020	$5,926,137	$3,048,843	$1,556,224	$745,626	93.25	117.02	$86.4	$2.30
(1) Compensation actually paid (CAP) to our PEO and the average CAP for our remaining NEOs for each year as determined under SEC rules. CAP for our PEO and average CAP for other NEOs represents the “Total” compensation reported in the Summary Compensation Table for each year shown, adjusted as set forth below. We did not grant any stock options during the past three years and no equity or cash incentive compensation was forfeited in 2022 for the PEO and other NEOs listed in the table. Awards are considered unvested if the executive was not entitled to receive common shares during 2022 for the award.
(2) The other NEOs in 2020 were Eva G. Tang, Denise L. Kruger, Bryan K. Switzer and Gladys M. Farrow. The other NEOs in 2021 were Eva G. Tang, Paul J. Rowley, Gladys M. Farrow, Bryan K. Switzer and Denise L. Kruger. Ms. Kruger retired as Senior Vice President-Regulated Water Utility of GSWC on July 9, 2021. Her total compensation reported in the Summary Compensation Table was $598,932, including $22,181 in change in pension value and non-qualified deferred compensation earnings, $144,215 paid upon termination of her employment for her unused accrued vacation pay based on her then current salary as required by California law and $20,405 in consulting fees paid in 2021 for services rendered after termination of employment. Mr. Rowley was promoted to Senior Vice President-Regulated Water Utility of GSWC in December 2021. The other NEOs in 2022 were Eva G. Tang, Paul J. Rowley, Christopher H. Connor and Gladys M. Farrow. Mr. Connor was hired as the Senior Vice President-Operations of ASUS on February 28, 2022.

(3) Based on an initial investment of $100 and cumulative total shareholder return, including reinvestment of dividends, of the company and a customized peer group of seven water utilities (American Water Works Company Inc., Artesian Resources Corporation, California Water Service Group, Essential Utilities Inc., Middlesex Water Co, SJW Group and The York Water Co.) weighted by market capitalization.
(4) This is not a generally accepted accounting principles measure (non-GAAP measure).

Company Selected Measure Name	Adjusted EPS – AWR Consolidated
Named Executive Officers, Footnote [Text Block]
(2) The other NEOs in 2020 were Eva G. Tang, Denise L. Kruger, Bryan K. Switzer and Gladys M. Farrow. The other NEOs in 2021 were Eva G. Tang, Paul J. Rowley, Gladys M. Farrow, Bryan K. Switzer and Denise L. Kruger. Ms. Kruger retired as Senior Vice President-Regulated Water Utility of GSWC on July 9, 2021. Her total compensation reported in the Summary Compensation Table was $598,932, including $22,181 in change in pension value and non-qualified deferred compensation earnings, $144,215 paid upon termination of her employment for her unused accrued vacation pay based on her then current salary as required by California law and $20,405 in consulting fees paid in 2021 for services rendered after termination of employment. Mr. Rowley was promoted to Senior Vice President-Regulated Water Utility of GSWC in December 2021. The other NEOs in 2022 were Eva G. Tang, Paul J. Rowley, Christopher H. Connor and Gladys M. Farrow. Mr. Connor was hired as the Senior Vice President-Operations of ASUS on February 28, 2022.

Peer Group Issuers, Footnote [Text Block]
(3) Based on an initial investment of $100 and cumulative total shareholder return, including reinvestment of dividends, of the company and a customized peer group of seven water utilities (American Water Works Company Inc., Artesian Resources Corporation, California Water Service Group, Essential Utilities Inc., Middlesex Water Co, SJW Group and The York Water Co.) weighted by market capitalization.

PEO Total Compensation Amount	$ 3,483,194	$ 4,542,428	$ 5,926,137
PEO Actually Paid Compensation Amount	$ 3,896,729	5,214,978	3,048,843
Adjustment To PEO Compensation, Footnote [Text Block]
(1) Compensation actually paid (CAP) to our PEO and the average CAP for our remaining NEOs for each year as determined under SEC rules. CAP for our PEO and average CAP for other NEOs represents the “Total” compensation reported in the Summary Compensation Table for each year shown, adjusted as set forth below. We did not grant any stock options during the past three years and no equity or cash incentive compensation was forfeited in 2022 for the PEO and other NEOs listed in the table. Awards are considered unvested if the executive was not entitled to receive common shares during 2022 for the award.
PEO Summary Compensation Total to CAP Reconciliation

	2022	2021	2020
Summary Compensation for PEO Robert J. Sprowls	$3,483,194	$4,542,428	$5,926,137
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,421,725)	(1,348,531)	(1,249,773)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,446,224	1,842,513	975,262
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	(189,461)	283,632	(192,212)
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(202,488)	269,134	(243,686)
Change in Dividends or Dividend Equivalents as of Year-End	59,723	89,298	65,555
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	(1,184,796)	(2,841,864)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	721,262	721,300	609,424
Compensation Actually Paid for PEO	$3,896,729	$5,214,978	$3,048,843

Non-PEO NEO Average Total Compensation Amount	$ 709,380	877,912	1,556,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 782,979	847,883	745,626
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1) Compensation actually paid (CAP) to our PEO and the average CAP for our remaining NEOs for each year as determined under SEC rules. CAP for our PEO and average CAP for other NEOs represents the “Total” compensation reported in the Summary Compensation Table for each year shown, adjusted as set forth below. We did not grant any stock options during the past three years and no equity or cash incentive compensation was forfeited in 2022 for the PEO and other NEOs listed in the table. Awards are considered unvested if the executive was not entitled to receive common shares during 2022 for the award.
Average other NEOs Summary Compensation Total to CAP Reconciliation:

	2022	2021	2020
Average Summary Compensation for NEOs	$709,380	$877,912	$1,556,224
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(114,528)	(119,944)	(111,967)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	118,941	161,085	94,328
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	(12,930)	28,407	(16,297)
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(13,645)	15,336	(14,131)
Change in Dividends or Dividend Equivalents as of Year-End	3,880	7,336	5,942
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	(246,858)	(866,673)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	91,881	124,609	98,200
Average Compensation Actually Paid for NEOs	$782,979	$847,883	$745,626

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP Versus TSR Graph
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to TSR. In accordance with SEC guidance, the returns of the seven utilities included in the peer group are weighted according to their respective market capitalizations. Two of the companies represent at least 80% of the peer group. Twenty-five percent of the amount of the performance share awards made to each of the NEOs in each year is based on TSR.

Compensation Actually Paid vs. Net Income [Text Block]
CAP Versus Net Income Graph
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to recorded Net Income. The company’s Net Income results in 2022 of $78.4 million was adversely affected by the Delay in GSWC’s general rate case and significant losses on investments held to fund one of the company's retirement plans due to financial market conditions. If GSWC had timely received a decision on its general rate case based on the settlement agreement reached by GSWC with the Public Advocates Office at the CPUC in November 2021 and not incurred significant investment losses, Net Income would have been $96.2 million in 2022. We do not use Net Income as a performance measure in any of our incentive compensation programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP Versus Company Selected Metric
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to Adjusted EPS - AWR Consolidated as the Company Selected Performance Measure. This is a non-GAAP performance measure. Adjusted EPS-AWR Consolidated was used in determining the amount of the short-term incentive compensation of Mr. Sprowls, Ms. Tang and Ms. Farrow in each year presented in the Pay Versus Performance Table. Although neither Mr. Rowley nor Mr. Connor were compensated based on this performance measure, Adjusted EPS was used in determining short-term incentive compensation in each of the years in which they were NEOs based upon the earnings of the subsidiary for which they worked using the same types of adjustments that were permitted to be made to the Adjusted EPS - AWR Consolidated performance measure to the extent applicable to the EPS of that subsidiary. There are no performance measures under either our short-term cash incentive program or our performance share award programs applicable to all the NEOs, other than relative total shareholder return. The Adjusted EPS – AWR Consolidated for 2022 in the graph below of $2.23 per share was not adjusted for the Delay in GSWC’s general rate case. If GSWC had timely received a decision on its general rate case, the Adjusted EPS – AWR Consolidated for 2022 would have been higher by approximately $0.38 per share, or $2.61 per share.

Total Shareholder Return Vs Peer Group [Text Block]
CAP Versus TSR Graph
The graph below compares CAP for the PEO and average CAP of the other NEOs shown in the Pay Versus Performance Table to TSR. In accordance with SEC guidance, the returns of the seven utilities included in the peer group are weighted according to their respective market capitalizations. Two of the companies represent at least 80% of the peer group. Twenty-five percent of the amount of the performance share awards made to each of the NEOs in each year is based on TSR.

Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link CAP for our PEO, Ms. Tang and Ms. Farrow for the year ended December 31, 2022. Total shareholder return and aggregate GSWC operating expense level are performance measures used in making performance share awards. Each of the other performance measures is used in making awards under our short-term cash incentive and performance share award programs to these NEOs. All of these performance measures are non-GAAP measures.
•	Adjusted EPS – AWR Consolidated
•	Adjusted EPS – Regulated Utilities (RU)
•	Aggregate GSWC Operating Expense Level
•	ASUS Earnings
•	Total Shareholder Return
We believe the following performance measures represent the most important financial performance measures used by us to link CAP for Mr. Rowley for the year ended December 31, 2022. Total shareholder return and aggregate GSWC operating expense level are performance measures used in making performance share awards to Mr. Rowley. Each of the other performance measures is used in making awards under our short-term cash incentive program to Mr. Rowley. All of these performance measures are non-GAAP measures.
•	Adjusted EPS – Regulated Water Utility (RWU)
•	Aggregate GSWC Operating Expense Level
•	Capital Expenditures – RWU
•	Total Shareholder Return
We believe the following performance measures represent the most important financial performance measures used by us to link CAP for Mr. Connor for the year ended December 31, 2022. Total shareholder return and ASUS new base acquisition success rate are performance measures used in making performance share awards to Mr. Connor. Each of the other performance measures is used in making awards under our short-term cash incentive and performance share award programs to Mr. Connor. All of these performance measures are non-GAAP measures.
•	ASUS Earnings
•	ASUS New Base Acquisition Success Rate
•	Direct Operating Margin – ASUS
•	Direct Construction Margin – ASUS
•	Total Shareholder Return
For additional details regarding the performance measures that we use in determining short-term cash incentive compensation and long-term equity compensation, please see the discussion in in “Executive Officers - Compensation Discussion and Analysis” section.

Total Shareholder Return Amount	$ 112.32	123.32	93.25
Peer Group Total Shareholder Return Amount	123.66	144.5	117.02
Net Income (Loss)	$ 78,400,000	$ 94,300,000	$ 86,400,000
Company Selected Measure Amount | $ / shares	2.23	2.48	2.3
PEO Name	Robert J. Sprowls
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	(4) This is not a generally accepted accounting principles measure (non-GAAP measure).
Robert J. Sprowls [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS – AWR Consolidated
Robert J. Sprowls [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS – Regulated Utilities (RU)
Robert J. Sprowls [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Aggregate GSWC Operating Expense Level
Robert J. Sprowls [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ASUS Earnings
Robert J. Sprowls [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Eva G. Tang [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS – AWR Consolidated
Eva G. Tang [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS – Regulated Utilities (RU)
Eva G. Tang [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Aggregate GSWC Operating Expense Level
Eva G. Tang [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ASUS Earnings
Eva G. Tang [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Gladys M. Farrow [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS – AWR Consolidated
Gladys M. Farrow [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS – Regulated Utilities (RU)
Gladys M. Farrow [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Aggregate GSWC Operating Expense Level
Gladys M. Farrow [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ASUS Earnings
Gladys M. Farrow [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Paul J. Rowley [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS – Regulated Water Utility (RWU)
Paul J. Rowley [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Aggregate GSWC Operating Expense Level
Paul J. Rowley [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital Expenditures – RWU
Paul J. Rowley [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Christopher H. Connor [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ASUS Earnings
Christopher H. Connor [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ASUS New Base Acquisition Success Rate
Christopher H. Connor [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Direct Operating Margin – ASUS
Christopher H. Connor [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Direct Construction Margin – ASUS
Christopher H. Connor [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Denise L. Kruger [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		$ 598,932
Deferred Compensation Arrangement Expense		22,181
Accrued Vacation, Current		144,215
Professional Fees		20,405
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,421,725)	(1,348,531)	$ (1,249,773)
PEO [Member] | Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,446,224	1,842,513	975,262
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(189,461)	283,632	(192,212)
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(202,488)	269,134	(243,686)
PEO [Member] | Change in Dividends or Dividend Equivalents as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	59,723	89,298	65,555
PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,184,796)	(2,841,864)
PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	721,262	721,300	609,424
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,528)	(119,944)	(111,967)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,941	161,085	94,328
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,930)	28,407	(16,297)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,645)	15,336	(14,131)
Non-PEO NEO [Member] | Change in Dividends or Dividend Equivalents as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,880	7,336	5,942
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(246,858)	(866,673)
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 91,881	$ 124,609	$ 98,200